Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Reconciliations Of Net Income (Loss) And Weighted Average Number Of Common Shares Outstanding Used For Computation Of Basic EPS To Adjusted Amounts For Computation Of Diluted EPS) (Detail) (JPY ¥)
In Millions, except Share data in Thousands, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,015,393	¥ 1,069,124	¥ 416,231
Income allocable to preferred shareholders:
Cash dividends paid	(17,940)	(17,940)	(17,940)
Changes in a foreign affiliated company's interests in its subsidiary	(3,301)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	994,152	1,051,184	398,291
Effect of dilutive instruments:
Stock options and restricted stock units-Morgan Stanley	(1,875)	(336)
Convertible preferred stock-Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.			(589)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 992,277	¥ 1,050,848	¥ 397,702
Shares (Denominator):
Weighted average common shares outstanding	14,158,698	14,148,060	14,140,136
Effect of dilutive instruments:
Convertible preferred stock	1	1	1
Stock options	21,381	21,019	16,683
Weighted average common shares for diluted computation	14,180,080	14,169,080	14,156,820
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 70.21	¥ 74.30	¥ 28.17
Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 69.98	¥ 74.16	¥ 28.09